Information about Level 3 Assets Measured at Fair Value on Recurring Basis (Detail) (Domestic, JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011 Level 3	Mar. 31, 2010 Level 3	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	¥ 1,568	¥ 1,465	¥ 150,226	¥ 143,984	¥ 135,472
Actual return on plan assets:
Relating to assets still held at end of year	53	87
Relating to assets sold during the year	(11)	50
Purchases, sales and settlements	(161)	(34)
Balance at end of year	¥ 1,449	¥ 1,568	¥ 150,226	¥ 143,984	¥ 135,472